Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income		R$ 27,813	R$ 25,639	R$ 23,225
Financial assets at fair value through other comprehensive income		1,810	(166)	652
Change in fair value		2,883	(576)	997
Tax effect		(696)	270	(415)
(Gains) / losses transferred to income statement		(628)	254	128
Tax effect		251	(114)	(58)
Hedge		(16)	(1,135)	(571)
Cash flow hedge		(56)	(81)	(29)
Change in fair value		(191)	(256)	(86)
Tax effect		135	175	57
Hedge of net investment in foreign operation		40	(1,054)	(542)
Change in fair value		83	(1,793)	(1,055)
Tax effect		(43)	739	513
Remeasurements of liabilities for post-employment benefits	[1]	(350)	(164)	(10)
Remeasurements		(648)	(267)	33
Tax effect		298	103	(43)
Foreign exchange variation in foreign investments		(1,582)	1,139	582
Total other comprehensive income		(138)	(326)	653
Total comprehensive income		27,675	25,313	23,878
Comprehensive income attributable to non-controlling interests		700	732	32
Comprehensive income attributable to the owners of the parent company		R$ 26,975	R$ 24,581	R$ 23,846

[1]	Amounts that will not be subsequently reclassified to income.